Lease (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2024	December 31, 2024
Right-of-use assets, net	$658,187	$338,017

Operating lease liabilities - current	296,124	215,253
Operating lease liabilities - non-current	366,065	146,932
Operating lease liabilities	$662,189	$362,185

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.4 years
Weighted average discount rate	4.3%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of June 30, 2025:

Twelve months ending June 30,	Amount
2026	$316,754
2027	230,895
2028	146,424
Total future minimum lease payments	694,073
Less: imputed interest	(31,884)
Present value of lease liabilities	$662,189